Supplementary information to the cash flow	12 Months Ended
Dec. 31, 2023
Supplementary Information To Cash Flow
Supplementary information to the cash flow

40. Supplementary information to the cash flow

Transactions not involving cash	2023	2022

Additions to property, plant and equipment and intangible assets - with no cash effect	(2,150,713)	(2,303,608)
Increase in lease liabilities - no effect on cash	2,150,713	2,303,608
Conversion of options into shares of C6 Bank	162,958	-